Significant Events in the Reporting Period - Additional Information (Detail) € / shares in Units, € in Thousands		3 Months Ended
	Jan. 09, 2026 EUR (€)	Mar. 31, 2026 EUR (€) € / shares shares	Mar. 31, 2025 EUR (€)	Mar. 31, 2026 kr / shares	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)
Significant Events In The Reporting Period LineItems
Payment for repurchase of shares		€ 60,000
Nominal value per share | kr / shares				kr 1
Equity		487,973	€ (189,807)		€ (162,821)	€ (105,706)
Tax losses carryforwards		€ 1,954,600
Share repurchase program authorized amount	€ 120,000
Number of Ordinary Shares Repurchased | shares		254,027
Average price per share | € / shares		€ 236.35
Stock repurchase programe remaining amount		€ 60,000
Research and development expense		59,044	€ 86,603
Marketing Approval [Member]
Significant Events In The Reporting Period LineItems
Research and development expense		€ 10,900
Share Repuchase Program [member] | American depository shares [member]
Significant Events In The Reporting Period LineItems
Shares authorized to repurchase | shares		2,471,988